NATURE OF OPERATIONS, BASIS OF PRESENTATION AND RECENT ACCOUNTING PRONOUNCEMENTS, ASU 2016-09 (Details)	Jan. 01, 2017 USD ($)
ASU 2016-09
New accounting pronouncements
Cumulative effect adjustment	$ 155,000